Intangible Assets, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Finite-Lived Intangible Assets [Line Items]
Original amounts:	$ 171,489	$ 149,077
Accumulated amortization:	120,361	107,598
Intangible assets, net	51,128	41,479
Capitalized software costs [Member]
Finite-Lived Intangible Assets [Line Items]
Original amounts:	82,878	78,793
Accumulated amortization:	70,326	66,123
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Original amounts:	70,032	54,850
Accumulated amortization:	40,550	33,578
Backlog and non-compete agreement [Member]
Finite-Lived Intangible Assets [Line Items]
Original amounts:	2,712	2,712
Accumulated amortization:	2,712	2,674
Acquired technology [Member]
Finite-Lived Intangible Assets [Line Items]
Original amounts:	15,867	12,722
Accumulated amortization:	$ 6,773	$ 5,223